UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Investment Trust

Annual Report
12.31.11

John Hancock Collateral Investment Trust

Table of Contents

Management’s discussion of Fund performance	Page 3
A look at performance	Page 4
Your expenses	Page 5
Portfolio summary	Page 6
Portfolio of investments	Page 7
Financial statements	Page 12
Financial highlights	Page 15
Notes to financial statements	Page 16
Auditors’ report	Page 19
Trustees and Officers	Page 20
More information	Page 22

Management’s discussion of
Fund Performance
by John Hancock Asset Management (US) LLC

During 2011, the U.S. economy continued to slowly recover from the 2008 -- 2009 recession. However, global markets grew less stable and renewed European debt concerns led to a return of heightened volatility over the second half of 2011. One indicator of this change was seen in the three-month level for the London Interbank Offered Rate (LIBOR), a rate used to determine yields in various short-term investments. It had decreased to historic lows during the early part of the summer, but then growing European banking concerns caused LIBOR to spike in the second half of the year, finishing at its highest level since June 2009. Over the course of the year, the U.S. Federal Reserve maintained its federal funds rate (the rate banks charge each other for overnight loans) at its historical low range of 0.00% to 0.25%. In an effort to maintain a monetary policy as accommodative as possible, the Federal Reserve has stated that it will remain in this low range until at least mid-2013.

For the year ended December 31, 2011, the Fund returned 0.28%. In addition, as of December 31, 2011, the seven-day net yield was 0.38%. As European market turbulence appeared poised for a return, a key focal point of our strategy was to position the Fund for higher LIBOR rates. At year end, the Fund held over 45% of its holdings in floating-rate debt and was thus able to take advantage of higher yields as LIBOR steadily increased from summer lows of 24.8 basis points to end the year at a high of 55.6 basis points. Additionally, the Fund ended the year with a weighted average maturity of 66 days, maintaining a nimble stance, while extending out the yield curve where appropriate for added yield. We increased the Fund’s holdings of high-quality short-term corporate bonds, while continuing to invest in commercial paper, certificates of deposit, asset-backed debt and agency securities.

This commentary reflects the view of the Fund’s portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events or results and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

3

A look at performance

For the period ended December 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

John Hancock Collateral
Investment Trust	0.28	—	—	0.32	0.28	—	—	0.83

Performance figures assume all distributions are reinvested.

The expense ratios of the Fund are set forth according to the Financial Highlights of the Fund’s annual report dated December 31, 2010. The net expenses equal the gross expenses of 0.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown.

The performance table above and the chart below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bank of America Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 6-1-09.

Annual report | Collateral Investment Trust

4

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2011 with the same investment held until December 31, 2011.

	Account value	Ending value	Expenses paid during
	on 7-1-11	on 12-31-11	period ended 12-31-11[1]

Shares	$1,000.00	$1,001.40	$0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2011, by $1,000.00, then multiply it by the “expenses paid” from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2011, with the same investment held until December 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 7-1-11	on 12-31-11	period ended 12-31-11[1]

Shares	$1,000.00	$1,024.90	$0.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.06%, for the Fund's shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

Portfolio Summary
Top 10 Issuers[1]	Yield*	Percentage of Net Assets (45.8%
		of Net Assets on 12-31-11)
General Electric Capital Corp.†
02/15/12 to 04/10/12	0.511 to 5.875%	5.9%
JPMorgan Chase & Company†
02/22/12 to 12/26/12	0.578 to 5.375%	5.6%
Barclays U.S. Funding LLC
01/03/12	0.090%	4.8%
Royal Bank of Canada
01/03/12 to 04/05/12	0.010 to 0.265%	4.6%
Govco LLC
01/20/12 to 04/24/12	0.330 to 0.400%	4.4%
American Honda Finance Corp.
02/07/12 to 12/07/12	0.485 to 0.805%	4.3%
International Business Machines Corp.
06/15/12	0.576%	4.2%
Wells Fargo & Company†
01/24/12 to 10/23/12	0.506 to 5.250%	4.1%
Sanofi
03/28/12	0.624%	4.0%
Societe Generale
02/10/12 to 03/01/12	0.924 to 1.077%	3.9%

Sector Composition[1,2]
Financials
Commercial Banks	28.5%
Diversified Financial Services	15.5%
Capital Markets	10.5%
Consumer Finance	0.6%
Industrials	10.0%
U.S. Government Agency Obligations	7.0%
Health Care	5.1%
Consumer Discretionary	4.7%
Information Technology	4.6%
Asset Backed Securities	4.5%
Consumer Staples	4.0%
Foreign Government Obligations	1.3%
U.S. Government Obligations & Other	3.7%

Portfolio Composition[1,2]
Corporate Interest-Bearing Obligations	47.8%
Commercial Paper	23.9%
Certificates of Deposit	11.8%
U.S. Government Agency Obligations	7.0%
Asset Backed Securities	4.5%
Foreign Government Obligations	1.3%
U.S. Government Obligations & Other	3.7%

1 As a percentage of net assets on 12-31-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

* Yield represents the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† Includes securities issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

6

John Hancock Collateral Investment Trust
As of 12-31-11
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 4.54%			$233,267,446

(Cost $233,361,844)

BMW Vehicle Lease Trust, Series 2011-1, Class A1
04/20/12	0.289	$1,464,528	1,464,806
CNH Equipment Trust, Series 2011-B, Class A1
10/12/12	0.384	49,435,059	49,382,944
CNH Equipment Trust, Series 2011-C, Class A1
01/04/13	0.548	28,000,000	28,000,476
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1
06/18/12	0.251	8,905,175	8,907,470
Honda Auto Receivables Owner Trust, Series 2011-3, Class A1
10/22/12	0.398	16,590,962	16,579,524
Hyundai Auto Receivables Trust, Series 2011-C, Class A1
10/15/12	0.343	30,265,780	30,249,682
John Deere Owner Trust, Series 2011-A, Class A1
05/11/12	0.306	8,784,473	8,785,774
Nissan Auto Lease Trust, Series 2011-B, Class A1
10/15/12	0.350	32,559,937	32,550,752
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A1
04/16/12	0.261	209,281	209,444
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A1
11/15/12	0.408	57,146,455	57,136,574

Commercial Paper 23.94%			$1,230,308,146

(Cost $1,230,280,268)

Barclays U.S. Funding Corp.
01/03/12	0.090	247,000,000	246,998,765
Caisse Centrale Desjardins du Quebec
01/17/12 to 02/27/12	0.110 to 0.240	58,635,000	58,618,937
Cargill Global Funding PLC
01/13/12 to 01/25/12	0.040 to 0.120	100,000,000	99,992,800
Caterpillar Financial Services Corp.
01/26/12	0.050	100,000,000	99,992,000
Deutsche Bank Financial LLC
01/03/12	0.170 to 0.300	75,000,000	74,998,500
Govco LLC
01/20/12 to 04/24/12	0.330 to 0.400	224,935,000	224,874,986
Hewlett Packard Company
01/17/12	0.220	15,000,000	14,998,350
Johnson & Johnson
04/03/12	0.040	12,985,000	12,983,658
Jupiter Securitization Company LLC
02/14/12 to 03/22/12	0.180 to 0.220	118,000,000	117,947,070
Novartis Finance Corp.
01/03/12	0.060	40,000,000	39,999,200

7

John Hancock Collateral Investment Trust
As of 12-31-11
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Old Line Funding LLC
01/03/12 to 03/12/12	0.140 to 0.250	$140,000,000	$139,989,500
State Street Corp.
01/19/12	0.200	50,000,000	49,993,500
Toyota Motor Credit Corp.
05/23/12	0.600	24,000,000	23,966,880
Westpac Banking Corp.
05/21/12	0.450	25,000,000	24,954,000

Corporate Interest-Bearing Obligations 47.76%			$2,454,112,813

(Cost $2,454,668,417)

American Honda Finance Corp. (P)(S)
02/07/12 to 12/07/12	0.485 to 0.805	219,580,000	219,290,265
ANZ National International, Ltd. (S)
12/21/12	2.375	15,366,000	15,631,248
Bank of Tokyo-Mitsubishi UFJ Ltd.
01/24/12	0.650	100,000,000	100,028,000
Boeing Capital Corp.
02/15/12	6.500	12,555,000	12,649,500
Boeing Company
11/20/12	1.875	1,290,000	1,303,453
Cargill, Inc. (S)
06/01/12	6.375	8,420,000	8,615,091
Caterpillar Financial Services Corp. (P)
07/24/12	0.736	2,750,000	2,754,532
Caterpillar Financial Services Corp.
02/15/12	5.750	36,000,000	36,230,112
Caterpillar, Inc. (P)
11/21/12	0.579	32,485,000	32,549,255
CIBC Capital Funding IV LP (P)(S)
01/31/12	0.568	81,000,000	80,947,998
Credit Suisse USA, Inc.
01/15/12	6.500	58,793,000	58,899,768
General Electric Capital Corp. (P)
04/10/12	0.511	143,368,000	143,392,946
General Electric Capital Corp.
02/15/12 to 04/10/12	4.375 to 5.875	149,112,000	150,017,531
Hewlett-Packard Company
03/01/12	5.250	990,000	996,493
International Business Machines Corp. (P)
06/15/12	0.576	217,855,000	217,880,271
John Deere Capital Corp.
03/15/12 to 10/01/12	5.250 to 7.000	30,705,000	31,545,403
Johnson & Johnson
08/15/12	5.150	3,500,000	3,600,692

8

John Hancock Collateral Investment Trust
As of 12-31-11
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

JPMorgan Chase & Company (P)
02/22/12 to 06/25/12	0.578 to 0.699	$51,000,000	$51,026,657
JPMorgan Chase & Company
10/01/12	5.375	178,227,000	184,263,548
Morgan Stanley (P)
01/09/12	0.638	46,450,000	46,449,071
PepsiCo, Inc.
05/15/12	5.150	18,417,000	18,727,768
Procter & Gamble Company (P)
11/14/12	0.493	5,840,000	5,840,823
Rabobank Nederland NV (P)(S)
01/26/12	0.620	19,590,000	19,589,021
Royal Bank of Canada
01/03/12	0.010	140,000,000	140,000,000
Sanofi (P)
03/28/12	0.624	207,400,000	207,412,032
The Bank of New York Mellon Corp.
11/01/12	4.950	10,280,000	10,658,787
The Coca-Cola Company (P)
05/15/12	0.507	110,690,000	110,761,949
The Goldman Sachs Group, Inc. (P)
02/06/12	0.615	32,897,000	32,843,773
The Walt Disney Company
03/01/12	6.375	24,000,000	24,216,144
Toyota Motor Credit Corp. (P)
02/02/12 to 10/18/12	0.345 to 0.603	9,250,000	9,252,762
UBS AG (P)
02/23/12	1.595	167,200,000	167,405,154
US Bank NA (P)
10/26/12	0.640	10,895,000	10,914,676
Wachovia Corp. (P)
03/01/12 to 04/23/12	0.546 to 0.677	48,580,000	48,609,302
Wells Fargo & Company (P)
01/24/12	0.506	159,530,000	159,554,089
Wells Fargo & Company
10/23/12	5.250	37,554,000	38,871,282
Westpac Banking Corp. (P)(S)
11/26/12	0.712	20,000,000	19,999,500
Westpac Banking Corp.
11/19/12	2.250	31,075,000	31,383,917

U.S. Government Agency Obligations 6.95%			$357,178,021

(Cost $356,509,911)

Bank of America Corp. (J)(P)
06/22/12	0.770	41,000,000	41,079,212
Citibank NA (J)(P)
05/07/12 to 11/15/12	0.457 to 0.465	128,445,000	128,671,950

9

John Hancock Collateral Investment Trust
As of 12-31-11
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

U.S. Government Agency Obligations (continued)

Citigroup Funding, Inc. (J)(P)
03/30/12	0.879	$13,000,000	$13,003,354
General Electric Capital Corp. (J)(P)
03/12/12	0.740	10,000,000	10,008,800
JPMorgan Chase & Company (J)(P)
06/15/12 to 12/26/12	0.776 to 0.824	53,000,000	53,220,856
Morgan Stanley (J)(P)
02/10/12 to 06/20/12	0.724 to 0.913	55,000,000	55,102,201
PNC Funding Corp. (J)(P)
04/01/12	0.572	10,000,000	10,008,550
The Goldman Sachs Group, Inc. (J)(P)
03/15/12	0.746	12,000,000	12,008,424
The Huntington National Bank (J)(P)
06/01/12	0.927	18,000,000	18,048,420
Union Bank NA (J)(P)
03/16/12	0.755	6,000,000	6,001,944
Wells Fargo & Company (J)(P)
06/15/12	0.766	10,000,000	10,024,310

Foreign Government Obligations 1.27%			$65,452,280

(Cost $65,476,677)

Province of Ontario, Canada
06/01/12 to 11/19/12	1.875 to 5.125	64,524,000	65,452,280

Certificates of Deposit 11.83%			$607,728,540

(Cost $607,900,625)

Bank of Nova Scotia (P)
01/05/12 to 10/18/12	0.290 to 0.705	121,370,000	121,404,733
Canadian Imperial Bank of Commerce (P)
07/17/12	0.603	48,450,000	48,448,547
Deutsche Bank AG (P)
04/03/12	0.471	100,000,000	99,975,000
National Australia Bank (P)
12/06/12	0.700	20,000,000	19,993,000
Royal Bank of Canada (P)
04/05/12	0.265	98,000,000	97,992,160
Societe Generale (P)
02/10/12 to 03/01/12	0.924 to 1.077	200,000,000	199,915,100
Toronto-Dominion Bank (P)
01/12/12	0.356	20,000,000	20,000,000

		Maturity	Par value
	Yield* (%)	date		Value

U.S. Government Obligations 0.19%				$10,000,000

(Cost $10,000,000)

U.S. Government 0.19%
U.S. Treasury Bill	0.0000	01/26/12	10,000,000	10,000,000

10

John Hancock Collateral Investment Trust
As of 12-31-11
Portfolio of Investments

Total investments (Cost $4,958,197,742)† 96.48%	$4,958,047,246

Other assets and liabilities, net 3.52%	$180,884,688

Total net assets 100.00%	$5,138,931,934

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $4,958,197,742. Net unrealized depreciation aggregated $150,496, of which $1,077,410 related to appreciated investment securities and $1,227,906 related to depreciated investment securities.

11

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — December 31, 2011

Assets

Investments, at value (Cost $4,958,197,742)	$4,958,047,246
Cash	169,550,916
Interest receivable	12,996,296
Other receivables and prepaid expenses	51,488

Total assets	5,140,645,946

Liabilities

Distributions payable	1,579,963
Payable to affiliates (Note 4)
Chief compliance officer fees	5,937
Transfer agent fees	8,629
Trustees' fees	23,128
Other liabilities and accrued expenses	96,355

Total liabilities	1,714,012

Net assets

Paid-in capital	$5,139,297,457
Accumulated distributions in excess of net
investment income	(240,229)
Accumulated net realized gain on investments	25,202
Net unrealized appreciation (depreciation) on
investments	(150,496)

Net assets	$5,138,931,934

Net asset value per share

Based on 513,546,233 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

12

John Hancock Collateral Investment Trust

Statement of Operations — For the year ended December 31, 2011

Investment income

Interest	$20,133,407

Expenses

Investment management fees (Note 4)	2,144,478
Administrative services fees (Note 4)	300,000
Transfer agent fees (Note 4)	100,000
Trustees' fees (Note 4)	122,900
Professional fees	187,051
Custodian fees	420,194
Chief compliance officer fees (Note 4)	35,000
Other	61,740

Total expenses	3,371,363

Net investment income	16,762,044

Realized and unrealized gain

Net realized gain on investments	302,933
Change in net unrealized appreciation
(depreciation) on investments	(1,026)

Net realized and unrealized gain	301,907

Increase in net assets from operations	$17,063,951

The accompanying notes are an integral part of the financial statements.

13

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Year ended	Year ended
	12/31/11	12/31/10

Increase (decrease) in net assets

From operations
Net investment income	$16,762,044	$17,283,696
Net realized gain (loss)	302,933	(47,305)
Change in net unrealized appreciation
(depreciation)	(1,026)	(1,714,332)

Increase in net assets resulting from
operations	17,063,951	15,522,059

Distributions to shareholders
From net investment income	(16,769,079)	(17,391,310)

From net realized gain	(218,792)	—
Total distributions	(16,987,871)	(17,391,310)

From Fund share transactions (Note 5)	(1,616,723,875)	1,856,535,067

Total increase (decrease)	(1,616,647,795)	1,854,665,816

Net assets

Beginning of year	6,755,579,729	4,900,913,913

End of year	$5,138,931,934	$6,755,579,729

Accumulated distributions in excess of net
investment income	($240,229)	($244,828)

The accompanying notes are an integral part of the financial statements.

14

John Hancock Collateral Investment Trust
Financial Highlights (For a share outstanding throughout the period)

Period ended
	12-31-11	12-31-10	12-31-09[1]
Per share operating performance

Net asset value, beginning of year	$10.01	$10.01	$10.00
Net investment income[2]	0.03	0.03	0.02
Net realized and unrealized gain on			4
investments	— [3]	—	0.01

Total from investment operations	0.03	0.03	0.03

Less distributions
From net investment income	(0.03)	(0.03)	(0.02)
From net realized gain	— [4]	—	—

Total distributions	(0.03)	(0.03)	(0.02)

Net asset value, end of year	$10.01	$10.01	$10.01

Total return (%)	0.28	0.27	0.29[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5,139	$6,756	$4,901
Ratios (as a percentage of average net
assets):
Expenses	0.05	0.06	0.09[6]
Net investment income	0.27	0.27	0.29[6]
Portfolio turnover (%)[7]	91	153	51

1 Period from 6-1-09 (inception date) to 12-31-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Less than ($0.005) per share.
5 Not annualized.
6 Annualized.
7 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the Fund.

The accompanying notes are an integral part of the financial statements

15

John Hancock Collateral Investment Trust

Notes to financial statements

Note 1 - Organization

John Hancock Collateral Investment Trust (the Fund) is a Massachusetts business trust organized on May 19, 2009. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is the successor to John Hancock Cash Investment Trust (CIT). All of the current investors in the Fund are investment companies advised by affiliates of Manulife Asset Management (US) LLC (the Adviser). The Fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the Fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The Fund invests only in U.S. dollar denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund’s net asset value (NAV) varies daily.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended December 31, 2011, there were no transfers into or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions net of fee paid to the Fund security lending agent, if any, are distributed annually. The tax character of distributions for the years ended December 31, 2011 and December 31, 2010 was as follows: ordinary income of $16,987,871 and $17,391,310, respectively.

As of December 31, 2011, the components of distributable earnings on a tax basis included $190,462 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at December 31, 2011.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, Officers and Trustees of the Fund are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

17

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

Manulife Asset Management (US) LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the Fund. The Adviser and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at the annual rate of: (a) 0.05% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.03% of the Fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the year ended December 31, 2011 were equivalent to an annual effective rate of 0.035% of the Fund’s average daily net assets.

Administrative services. The Fund entered into an Administrative Services Agreement with John Hancock Advisers, LLC (JHA), an affiliate of the Adviser, under which JHA provides accounting, valuation, financial reporting and certain other services. The Fund pays such affiliate monthly in arrears for these services at an annual rate of 0.02% of the Fund’s average daily net assets, up to a maximum of $300,000 annually. The administrative service fees incurred for the year ended December 31, 2011 were equivalent to an annual effective rate of 0.005% of the Fund’s average daily net assets.

Chief Compliance Officer services. The Fund has contracted with the Adviser and the Trust’s Chief Compliance Officer (CCO) to provide certain services, including on-going evaluation of the Fund’s policies and procedures under the Federal Securities Law. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The Fund pays an annual flat rate of $35,000 to the Adviser, paid monthly in arrears, for these services.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Transfer Agent), an affiliate of the Adviser. The Fund pays the Transfer Agent monthly a fee which is based on an annual rate of $100,000. The Fund also pays certain out-of-pocket expenses.

Note 5 - Fund share transactions

Transactions in Fund shares for the year ended December 31, 2011 and the year ended December 31, 2010 were as follows:

	Year ended		Year ended
	12/31/11		12/31/10

	Shares	Amount	Shares	Amount
Common shares
Sold	3,947,565,032	$39,502,092,386	3,572,336,077	$35,754,481,630
Repurchased	(4,109,108,537)	(41,118,816,261)	(3,386,873,227)	(33,897,946,563)

Net increase (decrease)	(161,543,505)	($1,616,723,875)	185,462,850	$1,856,535,067

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended December 31, 2011, aggregated $2,572,452,132 and $1,816,567,401, respectively.

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Auditors’ report

To the Board of Trustees and Shareholders of John Hancock Collateral Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Collateral Investment Trust (the “Fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 15, 2012

19

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Collateral Investment Trust. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Harlan D. Platt,[2] Born: 1950	2009	1

Chairman
Professor of Finance, Northeastern University College of Business Administration (since 1980); Director,
Republic Financial Corporation (since 2005); Advisory Board Member, Millennium Liquidation Fund, 2010–
Present; Director and Audit Committee Member, CypressTree Alternative Income Fund Inc. (2003–2004);
Director and Audit Committee Member, Prospect Street Debt Strategies Fund Inc. (1999–2003); Director
and Audit Committee Chairman, VSI Enterprises, Inc. (1998–2000); Director and Audit Committee
Member, Prospect Street High Income Portfolio Inc. (1988–2000).

John A. Frabotta,[2] Born: 1942	2009	1

Trustee
Retired. Former founding partner and Chief Investment Officer of Cypress Tree Investment
Management, LLC (1988–2009); Head of High Yield Research at Merrill Lynch, Pierce, Fenner &
Smith (1979–1988).

Non-Independent Trustee[3]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Frank Saeli, Born: 1962	2009	1

Head of Sales and Global Relationship Management for North America of Manulife Financial
Corporation (MFC) and member of management committee and product steering committee, joined
MFC in 2008. Prior to joining MFC he was a Vice President and Principal at State Street Global Advisors.

Principal officers who are not Trustees*

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Barry H. Evans, Born: 1960		2009

President and Chief Executive Officer
Barry Evans is the Chief Investment Officer, Global Fixed Income & Country Head, US at Manulife Asset
Management and the President of Manulife Asset Management (US), LLC. Barry is responsible for all
US and international fixed income strategies managed by Manulife Asset Management, some of which incorporate exposure to high yield and emerging market debt asset classes. He is a member of the firm’s
Senior Investment Policy Committee. Barry began his career in the financial industry in 1986 when he joined John Hancock Advisers, the sister firm of Manulife Asset Management (US).

Collateral Investment Trust | Annual report

20

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Carolyn M. Flanagan, Born: 1967	2009

Secretary and Chief Legal Officer
Carolyn M. Flanagan is a vice president and the general counsel at Manulife Asset Management (US)
LLC. She provides legal support for the firm’s mutual fund and institutional investment management business. Ms. Flanagan also serves as a member of the firm’s Senior Investment Policy Committee.
Prior to joining the firm, Ms. Flanagan served as vice president and counsel at Wellington Management
Company, LLP, and prior to that assistant vice president and counsel at State Street Bank and Trust
Company. She is a member of the Massachusetts, Florida, and District of Columbia Bars.

William E. Corson, Born: 1956	2009

Chief Compliance Officer
William E. Corson is a vice president and the chief compliance officer at Manulife Asset Management
(US) LLC, charged with oversight of all compliance related activities. Mr. Corson also serves as a member of the firm’s Senior Investment Policy Committee. Prior to joining the firm, Mr. Corson held chief compliance officer roles at Aladdin Capital Management, Pyramis Global Advisors (the institutional investment management firm of Fidelity Investments), and Lee Munder Capital Management. Earlier, he
spent over 10 years at Investors Bank and Trust, where he was responsible for trust division operations and client service. He is a member of the Massachusetts Bar.

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2009); Treasurer, John Hancock retail funds
(2009–2010); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2007); Assistant Treasurer, John Hancock retail funds (2007–2009 & 2010),
John Hancock Funds II and John Hancock Variable Insurance Trust (2007–2009) and John Hancock
Funds III (since 2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for Harlan D. Platt, John A. Frabotta, Frank Saeli, Barry H. Evans, Carolyn M. Flanagan and William E. Corson is 101 Huntington Avenue, Boston, Massachusetts 02199. The business address for Charles A. Rizzo and Michael J. Leary is 601 Congress Street, Boston, Massachusetts 02210.

Part B of the Fund’s registration statement includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

* The officers are elected annually by the Board of Trustees.

Annual report | Collateral Investment Trust

21

More information

Trustees	Investment adviser
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
Frank Saeli†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Skadden, Arps, Slate, Meagher & Flom LLP
Chief Financial Officer
Michael J. Leary	Independent registered public accounting firm
Treasurer	PricewaterhouseCoopers LLP

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund's proxy voting policies and procedures are available upon request.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q.

The Fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

22

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trustees have determined that a member of the audit committee, Mr. John Frabotta, is an audit committee financial expert. Mr. Frabotta is an independent trustee by virtue of being not an "interested" person of the Trust (as defined under the Investment Company Act of 1940, as amended) whose sole compensation from the Trust is his Trustees' fees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $52,737 for the fiscal year ended December 31, 2011 and $50,226 for the fiscal year ended December 31, 2010 for John Hancock Collateral Investment Trust. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $1,110 for the fiscal year ended December 31, 2011 and $0 for the fiscal year ended December 31, 2010 for John Hancock Collateral Investment Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,704 for the fiscal year ended December 31, 2011 and $2,575 for the fiscal year ended December 31, 2010 for John Hancock Collateral Investment Trust. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees amounted to $22 for the fiscal year ended December 31, 2011 and $19 for the fiscal year ended December 31, 2010 for John Hancock Collateral Investment Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $2,522,973 for the fiscal year ended December 31, 2011 and $2,690,164 for the fiscal year ended December 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Harlan D. Platt - Chairman
John A. Frabotta

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	February 15, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 15, 2012